FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash flow hedge	$ (209)	$ 13	$ (331)	$ 189
Net investment hedge	(154)	11	(187)	18
Financial assets at fair value through other comprehensive income, category | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	(180)		(180)
Derivative financial assets					$ 312
Financial assets at fair value through other comprehensive income, category | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	(167)		(167)		$ 3
Settlements, fair value measurement, liabilities	$ (16)	$ 14	$ (18)	$ 9